The non-current assets, in Canadian dollars, in each of the geographic locations as of December 31, 2022 and December 31, 2021 is as follows: (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total non current assets	$ 293,593,891	$ 328,517,095
Canada [member]
IfrsStatementLineItems [Line Items]
Total non current assets	153,899,948	169,761,447
Usa [member]
IfrsStatementLineItems [Line Items]
Total non current assets	130,543,027	153,549,460
France [member]
IfrsStatementLineItems [Line Items]
Total non current assets	3,364,854	3,453,744
England and wales [member]
IfrsStatementLineItems [Line Items]
Total non current assets	$ 5,786,062	$ 1,752,444